Vessel Operating Expenses	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Financial Statements
Vessel Operating Expenses

11. Vessel Operating Expenses

Vessel operating expenses are comprised of the following:

	Year Ended
	December 31,
	2015	2016	2017
Crew wages and related costs	$29,338	$29,581	$30,948
Insurance	3,932	3,452	3,148
Repairs, maintenance and drydocking costs	6,178	2,752	3,729
Spares, stores and provisions	8,362	7,015	9,345
Lubricants	4,116	3,754	3,220
Taxes	1,392	1,347	941
Miscellaneous	2,151	1,618	1,463
Total	$55,469	$49,519	$52,794